Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables - Total
Trade payables	€ 10,448	€ 8,613
Payables on social security and taxes other than income tax	4,188	4,838
Value added tax payables	3,139	200
Excise tax payables	110	316
Other payables	914	1,325
Total trade and other payables	18,799	15,293
Trade and other payables - Current
Current payables on social security and taxes other than income tax	4,188	4,838
Current value added tax payables	3,139	200
Current excise tax payables	110	316
Other current payables	914	877
Total trade and other current payables	18,799	14,845
Trade and other payables - Non current
Other non-current payables	0	448
Total trade and other non-current payables	0	448
Accrued expenses	€ 4,765	€ 3,924